Class K [Member] Investment Objectives and Goals - Class K - BlackRock Unconstrained Equity Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Unconstrained Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BlackRock Unconstrained Equity Fund (the “Fund”) is to seek to achieve long term capital growth.